UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811- 03342

SIT MID CAP GROWTH FUND, INC.

(Exact name of registrant as specified in charter)

3300 IDS Center, 80 S. 8th Street, Minneapolis, MN 55402

(Address of principal executive offices) (Zip code)

Kelly K. Boston, Esq.

3300 IDS Center, 80 S. 8th Street

Minneapolis, MN 55402

(Name and address of agent for service)

Registrant’s telephone number, including area code: 612-332-3223

Date of fiscal year end:     June 30, 2014

Date of reporting period: September 30, 2014

Item 1. Schedule of Investments

Sit Mid Cap Growth Fund, Inc.

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Mid Cap Growth Fund

Quantity	Name of Issuer	Fair Value ($)

Common Stocks - 98.3%
Commercial Services - 5.6%
59,100	Cardtronics, Inc. *	2,080,320
21,300	Equifax, Inc.	1,591,962
19,100	Moody’s Corp.	1,804,950
31,200	Nielsen Holdings NV	1,383,096
31,500	Robert Half International, Inc.	1,543,500
13,900	Towers Watson & Co.	1,383,050

		9,786,878

Communications - 1.2%
19,500	SBA Communications Corp. *	2,162,550

Consumer Durables - 3.8%
16,300	Carlisle Cos., Inc.	1,310,194
15,900	Polaris Industries, Inc.	2,381,661
23,600	Snap-On, Inc.	2,857,488

		6,549,343

Consumer Non-Durables - 4.5%
52,200	Coca-Cola Enterprises, Inc.	2,315,592
5,500	G-III Apparel Group, Ltd. *	455,730
82,300	Iconix Brand Group, Inc. *	3,040,162
28,900	Michael Kors Holdings, Ltd. *	2,063,171

		7,874,655

Consumer Services - 7.1%
22,900	AMC Networks, Inc. *	1,337,818
5,300	Chipotle Mexican Grill, Inc. *	3,532,927
67,100	Dunkin’ Brands Group, Inc.	3,007,422
53,600	Lions Gate Entertainment Corp.	1,767,192
39,532	Marriott International, Inc.	2,763,287

		12,408,646

Electronic Technology - 7.0%
23,400	3D Systems Corp. *	1,085,058
35,700	Avago Technologies, Ltd.	3,105,900
74,700	Ciena Corp. *	1,248,984
11,100	F5 Networks, Inc. *	1,318,014
66,800	Skyworks Solutions, Inc.	3,877,740
35,100	Xilinx, Inc.	1,486,485

		12,122,181

Energy Minerals - 4.0%
25,400	Continental Resources, Inc. *	1,688,592
44,700	Gulfport Energy Corp. *	2,386,980
25,405	Marathon Petroleum Corp.	2,151,041
20,400	Southwestern Energy Co. *	712,980

		6,939,593

Finance - 9.5%
10,800	Affiliated Managers Group, Inc. *	2,163,888
22,100	Ameriprise Financial, Inc.	2,726,698
39,500	Arthur J Gallagher & Co.	1,791,720
24,700	Discover Financial Services	1,590,433

Quantity	Name of Issuer	Fair Value ($)

29,700	First Republic Bank	1,466,586
7,200	Intercontinentalexchange Group, Inc.	1,404,360
32,200	Marsh & McLennan Cos., Inc.	1,685,348
15,600	Signature Bank/New York NY *	1,748,136
26,200	T Rowe Price Group, Inc.	2,054,080

		16,631,249

Health Services - 3.3%
47,700	Acadia Healthcare Co., Inc. *	2,313,450
25,000	Express Scripts Holding Co. *	1,765,750
14,500	Stericycle, Inc. *	1,690,120

		5,769,320

Health Technology - 11.6%
10,900	Actavis, PLC *	2,629,952
12,800	Alexion Pharmaceuticals, Inc. *	2,122,496
13,000	Align Technology, Inc. *	671,840
18,300	Allergan, Inc.	3,260,877
19,400	Celgene Corp. *	1,838,732
7,900	Cubist Pharmaceuticals, Inc. *	524,086
7,300	IDEXX Laboratories, Inc. *	860,159
10,300	Jazz Pharmaceuticals, PLC *	1,653,768
18,700	Mylan, Inc. *	850,663
27,400	St. Jude Medical, Inc.	1,647,562
20,950	Thermo Fisher Scientific, Inc.	2,549,615
14,200	Vertex Pharmaceuticals, Inc. *	1,594,802

		20,204,552

Industrial Services - 3.7%
29,800	Jacobs Engineering Group, Inc. *	1,454,836
13,500	Oceaneering International, Inc.	879,795
14,950	Schlumberger, Ltd.	1,520,266
52,600	Waste Connections, Inc.	2,552,152

		6,407,049

Non-Energy Minerals - 0.8%
13,900	Eagle Materials, Inc.	1,415,437

Process Industries - 5.3%
8,400	Airgas, Inc.	929,460
33,300	Ecolab, Inc.	3,823,839
37,300	FMC Corp.	2,133,187
20,100	International Paper Co.	959,574
27,000	Scotts Miracle-Gro Co.	1,485,000

		9,331,060

Producer Manufacturing - 10.4%
41,100	AMETEK, Inc.	2,063,631
14,100	Cummins, Inc.	1,860,918
19,600	Delphi Automotive, PLC	1,202,264
28,800	Flowserve Corp.	2,030,976
33,900	Hexcel Corp. *	1,345,830
15,000	Ingersoll-Rand, PLC	845,400
15,500	MSC Industrial Direct Co., Inc.	1,324,630
7,300	Precision Castparts Corp.	1,729,224

See accompanying notes to schedule of investments.

SEPTEMBER 30, 2014	1

SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Sit Mid Cap Growth Fund (Continued)

Quantity	Name of Issuer	Fair Value ($)

17,400	SPX Corp.	1,634,382
54,100	Trimble Navigation, Ltd. *	1,650,050
32,400	Trinity Industries, Inc.	1,513,728
3,500	WW Grainger, Inc.	880,775

		18,081,808

Retail Trade - 7.3%
56,900	Dick’s Sporting Goods, Inc.	2,496,772
53,700	Macy’s, Inc.	3,124,266
18,300	Nordstrom, Inc.	1,251,171
59,100	TJX Cos., Inc.	3,496,947
19,500	Ulta Salon Cosmetics & Fragrance, Inc. *	2,304,315

		12,673,471

Technology Services - 9.0%
33,300	ANSYS, Inc. *	2,519,811
38,800	Aspen Technology, Inc. *	1,463,536
54,600	Cognizant Technology Solutions Corp. *	2,444,442
19,200	CommVault Systems, Inc. *	967,680
12,400	Concur Technologies, Inc. *	1,572,568
20,400	Informatica Corp. *	698,496
2,650	priceline.com, Inc. *	3,070,237
20,700	Ultimate Software Group, Inc. *	2,929,257

		15,666,027

Quantity	Name of Issuer	Fair Value ($)

Transportation - 2.8%
39,400	Alaska Air Group, Inc.	1,715,476
23,700	Ryder System, Inc.	2,132,289
52,300	Swift Transportation Co. *	1,097,254

		4,945,019

Utilities - 1.4%
51,500	Calpine Corp. *	1,117,550
29,700	Wisconsin Energy Corp.	1,277,100

		2,394,650

Total Common Stocks (cost: $103,917,269)		171,363,488

Total Investments in Securities - 98.3% (cost: $103,917,269)		171,363,488
Other Assets and Liabilities, net - 1.7%		2,918,437

Total Net Assets - 100.0%		$174,281,925

 *  Non-income producing security.

Numeric footnotes not disclosed are not applicable to this Schedule of Investments.

PLC — Public Limited Company

A summary of the levels for the Fund’s investments as of September 30, 2014 is as follows (see notes to Schedule of Investments):

	Investment in Securities

	Level 1 Quoted Price ($)	Level 2 Other significant observable inputs ($)	Level 3 Significant unobservable inputs ($)	Total ($)

Common Stocks **	171,363,488	—	—	171,363,488

Total:	171,363,488	—	—	171,363,488

** For equity securities categorized in a single level, refer to the Schedule of Investments for further breakdown.

For the reporting period, there were no transfers between levels 1, 2 and 3.

See accompanying notes to schedule of investments.

2

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

September 30, 2014

Securities Valuation:

Investments in Securities

Investments in securities traded on national or international securities exchanges are valued at the last reported sales price prior to the time when assets are valued. Securities traded on the over-the-counter market are valued at the last reported sales price or if the last sales price is not available at the last reported bid price. The sale and bid prices or prices deemed best to reflect fair value quoted by dealers who make markets in these securities are obtained from independent pricing services. Consistent with the Fund’s valuation policies and procedures, debt securities maturing in more than 60 days are priced by an independent pricing service. The pricing service may use models that price securities based on current yields and relative security characteristics, such as coupon rate, maturity date, issuer credit quality, and prepayment speeds as applicable. When market quotations are not readily available, or when the Advisor becomes aware that a significant event impacting the value of a security or group of securities has occurred after the closing of the exchange on which the security or securities principally trade, but before the calculation of the daily net asset value, securities are valued at fair value as determined in good faith using procedures established by the Board of Directors. The procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Debt securities of sufficient credit quality maturing in less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued at amortized cost, which approximates fair value.

Fair Value Measurements

The inputs and valuations techniques used to measure fair value of the Fund’s net assets are summarized into three levels as described in the hierarchy below:

•  Level 1 – quoted prices for active markets for identical securities. An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis. A quoted price in an active market provides the most reliable evidence of fair value.

•  Level 2 – debt securities are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, U.S. government and government agency obligations, and municipal securities the pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. For asset-backed securities and mortgage-backed securities, the pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity, and type as well as dealer supplied prices. All of these inputs are derived principally from or corroborated by observable market data. An adjustment to any observable input that is significant to the fair value may render the measurement a Level 3 measurement.

•  Level 3 – significant unobservable inputs, including the Adviser’s own assumptions in determining the fair value of investments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

A summary of the levels for the Fund’s investments as of September 30, 2014 is included with the Fund’s schedule of investments.

At September 30, 2014, the gross unrealized appreciation (depreciation) on investments and cost of securities on a tax basis for federal income tax purposes are identical to book and are as follows:

			Net Unrealized	Cost of
	Unrealized	Unrealized	Appreciation	Securities on a
	Appreciation	Depreciation	(Depreciation)	Tax Basis

Mid Cap Growth	$69,368,849	($1,922,630)	$67,446,219	$103,917,269

3

Item 2. Controls and Procedures.

(a) The Vice President and Treasurer and the Chairman have concluded that the Sit Mid Cap Growth Fund’s (the “Fund”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Fund is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There was no change in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Fund’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Sit Mid Cap Growth Fund, Inc.

By:	/s/Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 03, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Paul E. Rasmussen

Paul Rasmussen

Vice President and Treasurer

Date:	November 03, 2014

By:	/s/ Roger J. Sit

Roger J. Sit

Chairman

Date:	November 03, 2014